Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment	As of December 31, 2023 and 2022, property, plant and equipment consisted of the following:
	December 31,	December 31,
	2023	2022
Machinery equipment	$3,550	$7,524
Electronic equipment		17,784
Office equipment	16,854	6,088
Leasehold improvement	13,743
Buildings	735,795	735,795
Total property, plant and equipment	769,924	767,190
Less: accumulated depreciation	(87,288)	(62,547)
Less: impairment loss	-	(6,599)
Translation adjustments	-	-
Property, plant and equipment, net	$682,636	$698,044